Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates that were Used in Preparing the Accompanying Consolidated Financial Statements (Details)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Period End [Member] | HK [Member]
Schedule of Currency Exchange Rates that were Used in Preparing the Accompanying Consolidated Financial Statements [Line Items]
Currency exchange rates, period-end	7.8	7.8	7.8	7.8
Period End [Member] | THB [Member]
Schedule of Currency Exchange Rates that were Used in Preparing the Accompanying Consolidated Financial Statements [Line Items]
Currency exchange rates, period-end	32.3424	34.3353	34.2265	34.6153
Period End [Member] | RMB [Member]
Schedule of Currency Exchange Rates that were Used in Preparing the Accompanying Consolidated Financial Statements [Line Items]
Currency exchange rates, period-end	7.1207	7.2994	7.0971	6.9091
Period Average [Member] | HK [Member]
Schedule of Currency Exchange Rates that were Used in Preparing the Accompanying Consolidated Financial Statements [Line Items]
Currency exchange rates, period-end	7.8	7.8	7.8	7.8
Period Average [Member] | THB [Member]
Schedule of Currency Exchange Rates that were Used in Preparing the Accompanying Consolidated Financial Statements [Line Items]
Currency exchange rates, period-end	34.3407	35.2262	34.7867	35.1428
Period Average [Member] | RMB [Member]
Schedule of Currency Exchange Rates that were Used in Preparing the Accompanying Consolidated Financial Statements [Line Items]
Currency exchange rates, period-end	7.2089	7.1946	7.0835	6.4569